TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	4	3
Other payables	28	29
Total other	32	32
Total trade payables and other	32	32
Current
Trade payables	1,065	626
Fixed assets payables	22	27
Employees' entitlements	185	143
Taxes payable other than income tax	16	15
Contract liabilities and other liabilities to customers	77	81
Other payables	12	13
Total other	312	279
Total trade payables and other	€ 1,377	€ 905